MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
Basis of Accounting	Basis of Accounting - The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the IASB.
The consolidated financial statements have been prepared on the historical cost basis except certain investment properties that are measured at fair value as of the end of each reporting period, as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.
The Company's management believes that all adjustments that are required for a proper presentation of the financial information are incorporated in these consolidated financial statements.
The Company has prepared the financial statements on the basis that it will continue to operate as a going concern.

Reclassifications	Reclassifications - Certain prior period amounts reported in the consolidated financial statements and notes thereto have been reclassified to conform to current period presentation. For example, lease liability – current portion, lease liability and prepaid income taxes balances for prior periods were reclassified into their own financial statements line items to conform to current period presentation. Additionally, utilities expenses, insurance expenses, tenant-billable operating expenses and prepaid insurance for prior periods were separated into distinct line items in their respective notes to align with the presentation of the current period.
Share Based Payment	Share-based Payment – Certain employees, parties other than employees, and board directors of the Company receive remuneration in the form of share-based payments whereby they render services in exchange for equity instruments (equity-settled transactions).
Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market-based vesting conditions.
The fair value determined at the grant date of the equity-settled share-based payments is expensed ratably over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period) with a corresponding increase in equity. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will eventually vest. For awards with graded vesting, the fair value determined at the grant date is expensed on a tranche-by-tranche basis using the accelerated attribution method. At each reporting date, the Company revises its estimate of the number of equity instruments expected to vest pursuant to service and non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in the consolidated statement of profit or loss and other comprehensive income (loss) such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to additional paid-in capital.
Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards. Market conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions, which are reflected in the fair value of an award.
Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the Company obtains the goods or the counterparty renders the service.

Foreign Currency	Foreign Currency -
•Functional and Presentation Currency - The consolidated financial statements are presented in U.S. dollars (USD), which is the functional currency of Logistic Properties of the Americas and its subsidiaries, except for the Colombian subsidiaries of Latam Logistic COL OpCo, S.A. and Latam Logistic COL PropCo Cota I, S.A.S, for which the functional currency is the Colombian Peso. As of December 31, 2024 and 2023, the sell-exchange rates for a USD to relevant currencies for the Company $1.00 were the following:

	2024	2023
Costa Rican Colones (“CRC”)	CRC 513	CRC 527
Peruvian Soles (“PEN”)	PEN 3.770	PEN 3.713
Colombian Pesos (“COP”)	COP 4,409	COP 3,822
The average rates for a USD to relevant currencies for the Company $1.00 were the following for the years ended December 31, 2024, 2023, and 2022:

	2024	2023	2022
CRC	CRC 518	CRC 547	CRC 651
PEN	PEN 3.756	PEN 3.747	PEN 3.840
COP	COP 4,071	COP 4,321	COP 4,255
•Foreign Currency Transactions - Transactions in foreign currencies are translated into the respective functional currencies of the Company entities at exchange rates at the dates of the transactions.
Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognized in profit or loss.
Foreign Operations - The assets and liabilities of foreign operations, for which the functional currency is other than the USD are translated into USD at exchange rates in effect at the date of the consolidated statement of financial position. The income and expenses of foreign operations are translated at exchange rates at the dates of the transactions. Components of equity are translated into USD at the historical exchange rates.
Foreign currency differences are recognized in other comprehensive income (loss) (OCI) and accumulated in a separate line item in the Company’s consolidated statements of changes in equity under “Foreign currency translation reserve,” except to the extent that the translation difference is allocated to non-controlling interests (NCI). When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the foreign currency translation reserve account related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. If the Company disposes of part of its interest in a subsidiary but retains control, then, the relevant proportion of the cumulative amount is re-attributed to non-controlling interests.
Use of Significant Judgements and Estimates	Use of Significant Judgements and Estimates - In preparing the consolidated financial statements, management has made judgments, estimates, and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income, and expenses. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. Actual results may differ from these estimates.
The following are the critical accounting judgements and key sources of estimation uncertainty, that management has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the financial statements.
•Incremental borrowing rate – the Company as lessee - The Company cannot readily determine the interest rate implicit in leases where it is the lessee, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The Company estimates the IBR using observable inputs (such as market credit spread/yield) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).
•Receivable from the sale of investment properties – The receivable from the sale of investment properties is related to the disposition of an investment property, Latam Parque Logistico Calle 80 Building 500A, as discussed in detail in Note 13. The receivable balance was initially determined by applying a discount rate to the expected future proceeds. The discount rate was estimated based on several Level 2 valuation inputs such as senior unsecured Option Adjusted Spread (“OAS”) and the Colombia sovereign yield curve.
•Investment Properties - Investment properties are initially recognized at cost. The Company elects to subsequently remeasure investment properties at fair value. As of each period end, valuations for the Company’s investment properties are performed by an external valuation firm. Note 13 provides detailed information about the key assumptions used in the determination of the fair value of the investment properties.
•Impairment of Financial Assets – Allowances for expected credit losses are made based on the risk of non-payment taking into account aging, previous experience, economic conditions and forward-looking data, which are evaluated on a quarterly basis. Allowances for tenant notes receivable are measured as 12-months expected credit losses. Allowances for lease receivables are measured as lifetime expected credit losses depending on changes in the credit quality of the counterparty, with 100% of balances being reserved for if a counterparty exhibits characteristics of default. The definition of default is determined by considering whether there is a breach of financial covenants or information developed internally or obtained from external sources.
•Control for partnership agreements – Management has assessed whether its interest over investees represents a parent / subsidiary relationship and requires consolidation as per IFRS 10, Consolidated Financial Statements ("IFRS 10"), control criteria. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Management considers all relevant facts and circumstances in assessing whether it has power over an investee including contractual arrangement contained within partnership agreements, rights arising service contracts with other vote holders for partnership arrangements and decision-making authority for the Company.

Basis of Consolidation	Basis of Consolidation - The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries) at the end of each reporting year. Control is achieved when the Company:
•has the power over the investee;
•is exposed, or has rights, to variable returns from its involvement with the investee; and
•has the ability to use its power to affects its returns.
The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
When the Company has less than a majority of the voting rights of an investee, it considers that it has power over the investee when the contractual rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:
•the size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;
•exposure, or rights, to variable returns from its involvement with the investee; and
•any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made including the ability to use its power over the investee to affect the amount of the investor’s returns.
Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Company gains control until the date when the Company ceases to control the subsidiary. Profit or loss and each component of other comprehensive income (loss) are attributed to owners of the Company and to the non-controlling interests. Total comprehensive income of the subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.
Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with the Company’s accounting policies.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Company are eliminated on consolidation.
Non-controlling interests in subsidiaries are identified separately from the Company’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity. Total comprehensive income is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.
Changes in the Company’s interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amount of the Company’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the Company.
When the Company loses control of a subsidiary, the gain or loss on disposal recognized in profit or loss is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value, as of the date control is lost, of any retained interest in the subsidiary and (ii) the previous carrying amount of the assets (including goodwill), less liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income (loss) in relation to that subsidiary are accounted for as if the Company had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as required/permitted by applicable IFRS. The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9, Financial Instruments ("IFRS 9"), when applicable, or the cost on initial recognition of an investment in an associate or a joint venture.
The consolidated financial statements include the financial information of Logistic Properties of the Americas (parent entity) and its subsidiaries:

		Ownership Interest		Non-controlling Interests
Entities	Country	2024	2023	2024	2023
Latam Logistic Properties S.A.	Panamá	100%	N/A
two	Cayman Islands	100%	N/A
Latam Logistic Property Holdings, LLC	United States	100%	100%
LPA Corporate Services Inc.	United States	100%	N/A
Latam Logistic COL HoldCo I, S de R.L.	Panamá	100%	100%
Latam Logistic CR HoldCo I, S de R.L.	Panamá	100%	100%
Latam Logistic Pan HoldCo S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco El Coyol II S de R.L.	Panamá	50%	50%	50%	50%
Latam Logistic Pan Holdco Cedis Rurales S de R.L.	Panamá	100%	100%
Latam Logistic Pan HoldCo San Joaquin I S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco Verbena I S de R.L.(1)	Panamá	48%	48%	52%	52%
Latam Logistic Pan Holdco Verbena II S, S.R.L.(2)	Panamá	48%	48%	52%	52%
Logistic Property Asset Management, S de R.L.(3)	Panamá	100%	100%
Latam Logistic Pan Holdco Verbena Fase II, S de R.L.(4)	Panamá	100%	100%
LPA Asset Management CR, S.A.	Panamá	100%	N/A
LPA Pan Holdco 2 Verbena Fase II, INC.	Panamá	100%	N/A
LPA Verbena Fase II Pan Holdco 1, S.A.	Panamá	100%	N/A
Latam Logistic Pan Holdco Medellin I, S.R.L.	Panamá	100%	100%
LatAm Logistic Pan HoldCo Bodegas los Llanos, S.R.L.	Panamá	100%	100%
Latam Logistic PER OpCo, S.R.L.	Perú	100%	100%
Latam Logistic PER PropCo Lurin I, S. de R.L.	Perú	100%	100%
Latam Logistic PER PropCo Lurin II, S. de R.L.	Perú	100%	100%
Latam Logistic PER PropCo Lurin III, S. de R.L.	Perú	100%	100%
Parque Logístico Callao, S.R.L.	Perú	40%	40%	60%	60%
Latam Logistic COL OpCo, S.A. (5)	Colombia	100%	100%
Latam Logistic COL PropCo Cota I, S.A.S.	Colombia	100%	100%
Latam Logistic CR OpCo, S.R.L.	Costa Rica	100%	100%
Latam Logistic CR PropCo Alajuela I, S.R.L.	Costa Rica	100%	100%
Latam Propco El Coyol Dos S de R.L.	Costa Rica	50%	50%	50%	50%
Latam Logistic Propco Bodegas San Joaquín S de R.L.	Costa Rica	100%	100%
Latam Logistic Propco Cedis Rurales Costa Rica S de R.L.	Costa Rica	100%	100%
3101784433, S.R.L.	Costa Rica	24%	24%	76%	76%
Latam Logistic PropCo Bodegas los Llanos S de R.L.	Costa Rica	100%	100%
Latam Logistic CR Zona Franca, S. de R.L.	Costa Rica	100%	100%
Latam Logistics SLV OpCo S.A. de C.V.	El Salvador	100%	100%
LPA MX Holdco I S.R.L. de C.V.	Mexico	100%	N/A
Latam Logistics Mx Holdco II S.R.L. de C.V.	Mexico	100%	N/A
(1)Formerly known as Latam Logistic Propco Pedregal Panamá S de R.L.
(2)Formerly known as Latam Logistic Pan Holdco Pedregal Panamá S de R.L.
(3)Formerly known as Latam Logistic Pan Holdco Santiago I, S de R.L.
(4)Formerly known as Latam Logistic Pan Holdco Santo Domingo, S de R.L.
(5)Formerly known as Latam Logistic COL OpCo, S.A.S.

Financial Instruments	Financial Instruments – All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace. All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.
Classification of Financial Assets – Financial assets that meet the following conditions are measured subsequently at amortized cost:
•the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets that meet the following conditions are measured subsequently at fair value through other comprehensive income (loss) (FVTOCI):
•the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
By default, all other financial assets are measured subsequently at fair value through profit or loss (FVTPL). Despite the foregoing, the Company may make the following irrevocable election/designation at initial recognition of a financial asset:
•the Company may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income (loss) if certain criteria are met; and
•the Company may irrevocably designate a financial asset that meets the amortized cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.
Amortized Cost and Effective Interest Method – The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income over the relevant year.
For financial assets other than purchased or originated credit-impaired financial assets, the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the financial asset, or, where appropriate, a shorter period, to the gross carrying amount of the financial asset on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortized cost of the financial asset on initial recognition.
The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.
For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset. If, in subsequent reporting years, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset.
Impairment of Financial Assets – The Company recognizes a loss allowance for expected credit losses (“ECL”) on lease receivables, tenant notes receivable as well as due from affiliates. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.
Measurement of Expected Credit Losses - For lease receivables, the Company performs an assessment for all tenants to evaluate their current financial state and historical payment behavior. For tenants who show indicators of financial difficulties, the Company creates a specific reserve for those tenants covering 100% of their outstanding balance. For lease receivables where tenants are not specifically reserved for, the Company applies a lifetime ECL using a provision matrix.
Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument.
For tenant notes receivable and due from affiliates, the Company assess and monitors if there has been a significant increase in credit risk since initial recognition. If the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance at an amount equal to 12-month ECL; otherwise, the Company recognizes lifetime ECL. Based on the result of the assessment for the years ended December 31, 2024 and 2023, the Company concluded there has not been a significant increase in credit risk since initial recognition for tenant notes receivable and due from affiliates.
The Company only extends such financial arrangements to tenants who have successfully undergone the comprehensive background check procedures. Occasionally, the Company extends loans to a related party, or affiliate, where the Company conducts a thorough examination of borrower’s reputation, credit history, and payment record. The Company applies continuous monitoring whereby tenants are evaluated on a monthly basis to ensure there are no indicators that may suggest an increase in credit risk.
Due to there not being a significant increase in credit risk, the Company measures the loss allowance for tenant notes receivable and due from affiliates at an amount equal to 12-month ECL, which represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date. The 12-month ECL are estimated using the probability of default approach, which is a function of the probability of default, loss given default (i.e., the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date.
The Company writes off a financial asset when there is information indicating that the debtor is in financial difficulty and there is no realistic prospect of recovery, e.g., when the debtor has been placed under liquidation or has entered into bankruptcy proceedings. Financial assets written off may still be subject to enforcement activities under the Company’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in profit or loss.
Refer below for the definition of terms:
i.Significant Increase in Credit Risk - In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Company compares the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. In making this assessment, the Company considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.
ii.Definition of Default – The Company considers the following as constituting an event of default for internal credit risk management purposes as historical experience indicates that financial assets that meet either of the following criteria are generally not recoverable:
•when there is a breach of financial covenants by the debtor; or
•information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Company, in full (without taking into account any collateral held by the Company).
Irrespective of the above analysis, the Company considers that default has occurred when a financial asset is more than 90 days past due unless the Company has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.
iii.Credit – impaired Financial Assets – A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:
•significant financial difficulty of the issuer or the borrower;
•a breach of contract, such as a default or past due event (see (ii) above);
•the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;
•it is becoming probable that the borrower will enter bankruptcy or other financial reorganization; or
•the disappearance of an active market for that financial asset because of financial difficulties.
iv.Recognition of Expected Credit Losses – The Company recognizes an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account. The Company records a provision for possible loss if the collection of a receivable balance is considered doubtful. As of December 31, 2024 and 2023, the Company recorded an allowance for expected credit losses related to receivables from clients of $870,854 and $946,006, respectively.
v.Concentration of Credit Risk – There are no individual customers that make up 10% or more of the Company’s revenue for the years ended December 31, 2024, 2023 and 2022.
Classification of Financial Liabilities – All financial liabilities are measured subsequently at amortized cost using the effective interest method.
Financial Liabilities Measured Subsequently at Amortized Cost – Debt instruments that meet the following conditions are measured subsequently at amortized cost:
Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortized cost using the effective interest method.
The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant year. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.
Embedded derivatives - An embedded derivative is a component of a hybrid contract that also includes a non-derivative host with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative.
Derivatives embedded in hybrid contracts with hosts that are not financial assets within the scope of IFRS 9 (e.g., financial liabilities) are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at fair value through profit or loss (FVTPL). Further, such derivatives are initially recognized at fair value and the residual amount is the initial carrying value of the host contract liability. If an embedded derivative is identified, it is presented as a non-current asset or a non-current liability if the remaining maturity of the hybrid instrument to which the embedded derivative relates is more than 12 months and is not expected to be realized or settled within 12 months.
Derecognition of Financial Liabilities – The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.
When the Company exchanges with the existing lender one debt instrument into another one with substantially different terms, such exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly, the Company accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate is at least 10 percent different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between: (1) the carrying amount of the liability before the modification under the effective interest rate method; and (2) the present value of the cash flows after modification (discounted using the effective interest rate before the modification) should be recognized in profit or loss as the modification gain or loss within other gains and losses.

Leases	Leases - The Company evaluates if a contract contains a lease at the commencement date. The Company recognizes a right-of-use asset and a corresponding lease liability regarding all lease contracts in which it is a lessee, except for short-term leases (term of 12 months or less) and leases of low value assets, such as personal computers and small office furniture devices.
Lease liability is initially measured at present value of the lease payments that are not paid on the commencement date, discounted from the implicit interest rate in the contract. If this rate cannot be readily determined, the Company shall use the IBR.
The lease payments included in the measurement of lease liability consist of:
•fixed payments, including in substance fixed payments, less any lease incentives received;
•variable lease payments that depend on an index or a rate, initially measured using the index or rate at the commencement date;
•amount expected to be paid by the lessee under residual value guarantees;
•the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
•payments of penalties for terminating the lease if the lease term reflects the lessee exercising an option to terminate the lease.
Lease liability is included in the other current and non-current liabilities in the consolidated statement of financial position.
Lease liability is subsequently measured by increasing the carrying amount to reflect the interest earned on the liability lease (using the effective interest method) and reducing the carrying amount to reflect the lease payments made.
Additionally, the carrying amount of lease liabilities is remeasured if there is a lease modification such as a change in the lease term, a change in the lease payments (e.g., a change to future lease payments resulting from a change in an index or rate used to determine such lease payment) or a change in the assessment of an option to purchase the underlying asset.
Under IAS 40, Investment property ("IAS 40") the Company applies the fair value model to the investment property right-of-use assets, which need to be remeasured at fair value at each period end. As a result, there is no depreciation expense associated with the right of use assets that are categorized as part of investment properties.
Right-of-use assets for non-investment properties consist of the amount of the initial measurement of the corresponding lease liability, the lease payments made on or before the commencement date, less any lease incentive received and any initial direct cost. The subsequent measurement is the cost less the accumulated depreciation and impairment losses.
Right-of-use assets for non-investment properties are depreciated over the shorter period between the lease period and the useful life of the underlying asset. If a lease transfers the ownership of the underlying asset, or the cost of the right-of-use asset reflects that the Company plans to exercise a purchase option, the right-of-use asset will be depreciated over the useful life. Depreciation starts on the date of the commencement of the lease.
Investment Properties	Investment Properties - Investment properties are buildings and lands held to obtain rent, surpluses, or both. Investment properties are initially recorded at cost, including transaction costs. The Company capitalizes borrowing costs and finance charges that are directly attributable to the acquisition, construction, or production of investment properties. Subsequent to initial recognition, investment properties are measured at fair value at least on an annual basis. Fair value is determined by the commercial value of each real property performed by an independent appraiser. The commercial value of each real property is calculated using a combination of methods including present value of the net cash flows that are expected in the future and direct capitalization for operating properties and properties under development and comparable for land. Gains and losses arising from changes in the fair value of investment properties are recognized in profit and loss in the period in which they arise. Note 13 provides detailed information about the key assumptions used in the determination of the fair value of the investment properties.
The Company categorizes its investment properties into three groups: land bank, properties under development and operating properties. The land bank category encompasses land acquisitions made by the Company, including land purchase expenses, along with certain allocated permit and infrastructure costs. The investment properties transition to properties under development once the Company secures construction permits for land development and initiates construction activities. Subsequently, they are reclassified as operating properties once they achieve a state of “stabilization”. The Company defines stabilization as the earlier of the point at which a developed property has been completed for one year, or when it reaches a 90% occupancy rate.
As described below, the Company recognizes rental income using the straight-line method. Any temporary difference between the recognized rental income and the amount billed is recorded in the rent leveling balance sheet account. The temporary difference between cash and accrual payments received will ultimately be reversed and eliminated by the end of the lease. The Company concludes that rent leveling constitutes an integral component of the fair value of the investment properties because the expected cash flows of the leases are already reflected in the fair value of the investment properties. Therefore, the recognition of rental revenue on a straight-line basis over the lease term would require an adjustment to the fair value of the investment property to avoid double counting.
An investment property is derecognized upon disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from the disposal. Any gain or loss arising on derecognition of the property (calculated as the difference between the net sale proceeds and the carrying amount of the asset) is included in profit or loss in the period in which the property is derecognized.

Fair value measurements	Fair value measurements - Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the
Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these financial statements is determined on such a basis, except for leasing transactions that are within the scope of IFRS 16, Leases (“IFRS 16”), and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2, Inventories ("IAS 2") or value in use in IAS 36, Impairment of Assets ("IAS 36").
In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:
•Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
•Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
•Level 3 inputs are unobservable inputs for the asset or liability, which may include statistics information and the Company's own information, and in some instances are based on the information provided by some independent experts.
The Company has a control framework established in relation to the measurement of fair values. This includes the supervision of management of all significant fair value measurements, including the fair values of Level 3.
The Company’s management regularly reviews the significant unobservable variables and the valuation adjustments. If third-party information, such as broker quotes or pricing services, is used to measure fair values, supervision includes evidence obtained from third parties to support the conclusion that those valuations meet the requirements of IFRS, including the level within the hierarchy of fair value within these valuations should be classified.
Revenue Recognition	Revenue Recognition -
Investment Property Rental Income - The Company earns rental income from acting as a lessor of operating properties in arrangements which do not transfer substantially all the risks and rewards incidental to ownership of an investment property. Rental income is recognized under the requirements of IFRS 16, and revenue on the non-lease components is recognized under the requirements of IFRS 15, Revenue from Contracts with Customers (“IFRS 15”).
The Company’s leases with tenants (customers) are classified as operating leases. The Company recognizes the total minimum lease payments provided for under the leases on a straight-line basis over the lease term.
Lease components
The right to use an asset represents a separate lease component from other lease components if two criteria are met:
a.The lessee can benefit from the use of the asset either on its own or together with other readily available resources.
b.The underlying asset must not be highly dependent on or highly interrelated with other underlying assets in the contract.
The Company generally identifies the right to use the warehouses and underlying land as lease components in its lease contracts with tenants based on the above two criteria. In some cases, the Company might also grant tenants the right to use dedicated parking spots, or other types of assets, which could also be considered as lease components.
Non-lease components
When identifying non-lease components, the Company considers whether a good or service is transferred to the lessee. Typically, maintenance activities, including common area maintenance (“CAM,” e.g., cleaning a lobby of a building, property management services, general repairs), provided by the lessor along with utilities are considered non-lease components because they represent goods or services transferred to the Company separately from the right to use the underlying asset.
The Company applies IFRS 15 to allocate the consideration in the contract between lease and non-lease components, on the basis of stand-alone selling prices. Stand-alone selling price represents the price at which an entity would sell a good or service on a stand-alone (or separate) basis at contract inception.
Principal/agent considerations for non-lease components
For the identified non-lease components that are accounted for under IFRS 15, the Company concludes that they should in general be presented gross in the consolidated statement of profit or loss and other comprehensive income (loss), because the Company is typically acting as a principal, and the Company controls the promised good or service before the it transfers the good or service to a customer. The Company is itself contractually obliged to provide these services to its tenants and is ultimately responsible for fulfilling the promise to provide the services.
Rental Revenues in the consolidated statements of profit or loss and other comprehensive income (loss)
Disaggregation of rental revenue arising from contracts with customers from other sources of revenue is disclosed in Note 5.
The Company performs credit analyses of the Company's customers prior to the execution of the leases and continue these analyses for each individual lease on an ongoing basis in order to ensure the collectability of rental revenue. The Company recognizes revenue to the extent that amounts are determined to be collectible.
In the event that a lease agreement with a tenant is terminated and the Company has a rent leveling balance with the tenant upon termination, the Company has elected to adopt an accounting policy that allows for the write-off of the rent leveling asset as a reversal of revenue.
Other – Other sources of revenue consist of fees earned from customers which are determined in accordance with the terms specific to each customer arrangement. The third-party development fees are recognized as revenue under the requirements of IFRS 15 when they are earned under the agreement with the customers.
Retainage Payable	Retainage Payable - Construction contract retainage represents payments which have been partially withheld from subcontractors pending the completion of a project or other contractual conditions. The Company accrues a liability for construction retainage throughout the construction phase, based on the percentage of completion of the construction. Such liability is subsequently released upon completion of construction when the retainage is paid.
Income Tax	Income Tax - Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.
•Current Tax - Current tax comprises the expected tax payable or receivable on the taxable income or loss for the period and any adjustment to tax payable or receivable in respect of previous periods.
The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted as of the date of the consolidated statement of financial position. Current assets and liabilities are offset only if certain criteria are met.
•Deferred Tax - Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Deferred tax is not recognized for:
–Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
–Temporary differences related to investments in subsidiaries and associates to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that it will not reverse in the foreseeable future; and
–Taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available, against which they can be used. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.
Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.
The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Deferred tax assets and liabilities are offset only if certain criteria are met.